Earnings per share (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of earnings per share

The table below presents the determination of net income available to holders of common shares and the weighted average number of common shares outstanding used to calculate basic and diluted earnings per share in each reporting exercise:

	2021	2020	2019

Basic numerator
Net income (loss) allocated to controlling shareholder – continuing operations	805	1,092	(287)
Net income (loss) allocated to controlling shareholder - discontinued operations	(3)	1,087	1,077
Net income allocated to controlling shareholder	802	2,179	790

Basic denominator (millions of shares)
Weighted average of shares	269	268	267

Basic earnings (loss) per share (R$) – continuing operations	2.99595	4.07575	(1.07463)
Basic earnings (loss) per share (R$) – discontinued operations	(0.01117)	4.05709	4.03267
Basic earnings per share (R$) – total	2.98478	8.13283	2.95804

Diluted numerator
Net income (loss) allocated to ordinary controlling shareholders – continuing operations	805	1,092	(287)
Net income (loss) allocated to ordinary controlling shareholders - discontinued operations	(3)	1,087	1,077
Net income allocated to ordinary controlling shareholders	802	2,179	790

Diluted denominator
Weighted average of outstanding shares (in millions)	269	268	267
Stock option (in millions)	-	1	1
Diluted weighted average of outstanding shares (millions)	269	269	268

Diluted earnings (loss) per share (R$) – continuing operations	2.99153	4.06984	(1.07337)
Diluted earnings (loss) per share (R$) – discontinued operations	(0.01117)	4.05120	4.02728
Diluted earnings per share (R$) – total	2.98036	8.12104	2.95391